ProShares Supply Chain Logistics ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ProShares Supply Chain Logistics ETF | None
Prospectus [Line Items]
Annual Return [Percent]	(2.39%)	23.09%